RIGHT-OF-USE ASSETS AND VEHICLES (Details) - CAD ($)		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 02, 2020
Right-of-use assets [Abstract]
Beginning balance		$ 210,257
Ending balance		343,699	$ 210,257
Amortization
Cash, used to purchase vehicles		112,034	0	$ 0
Short term loan, used to purchase vehicles		28,051	0
Vehicles [Member]
Right-of-use assets [Abstract]
Beginning balance		0
Ending balance		149,942	0
Amortization
Amortization			349,668
Purchase of vehicles	$ 132,466
Cash, used to purchase vehicles	$ 77,999	$ 34,035
Short term loan, used to purchase vehicles					$ 54,467
Loans due date		January 31, 2021
ROU Assets [Member]
Right-of-use assets [Abstract]
Beginning balance		$ 210,257
Ending balance		193,757	210,257
Cost [Member]
Right-of-use assets [Abstract]
Beginning balance		894,046	894,046
Additions		524,924
Disposal		(881,676)
Ending balance		537,294	894,046	894,046
Cost [Member] | Vehicles [Member]
Right-of-use assets [Abstract]
Beginning balance		0	0
Additions		166,501
Disposal		0
Ending balance		166,501	0	0
Cost [Member] | ROU Assets [Member]
Right-of-use assets [Abstract]
Beginning balance		894,046	894,046
Additions		358,423
Disposal		(881,676)
Ending balance		370,793	894,046	894,046
Accumulated Amortization [Member]
Amortization
Beginning balance		0	334,121
Amortization		388,859	0
Disposal		(879,053)
Ending balance		193,595	0	334,121
Accumulated Amortization [Member] | Vehicles [Member]
Amortization
Beginning balance		0	0
Amortization		16,559	0
Disposal		0
Ending balance		16,559	0	0
Accumulated Amortization [Member] | ROU Assets [Member]
Amortization
Beginning balance		683,789	334,121
Amortization		372,300	349,668
Disposal		(879,053)
Ending balance		$ 177,036	$ 683,789	$ 334,121